Contingencies, commitments and restrictions on the distribution of profits - Ecuadorian Concession Agreement (Details) - ECUADOR - USD ($)		12 Months Ended
	Jul. 01, 2018	Dec. 31, 2018
TAGSA
Schedule Of Commitment [Line Items]
Percentage of gross revenues from tariffs and charges as annual concession required to pay to trust	55.25%	50.25%
Fixed amount required to pay per year for administrative services	$ 524,600,000	$ 1,500,000
Performance guarantee		$ 3,000,000
Percentage of amount required to be paid to maintain performance bond		20.00%
Performance bond		$ 6,400,000
ECOGAL
Schedule Of Commitment [Line Items]
Performance bond		$ 700,000